OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Current Receivables
Tax credit - VAT	$ 2,592	$ 5,202
Tax credit - Software Promotion Regime	4,504	3,555
Income tax credits	4,534	1,410
Other tax credits	577	276
Advances to suppliers	1,666	611
Prepaid expenses	4,268	3,982
Loans granted to employees	211	49
Other	956	256
TOTAL	19,308	15,341
Other Non-current Receivables
Advances to suppliers (note 20)	3,579	28,799
Tax credit - VAT	1,004	1,031
Income tax credits	1,516	1,259
Tax credit - Software Promotion Regime (note 3.7.1.1)	0	749
Other tax credits	209	170
Guarantee deposits	2,683	1,681
Loans granted to employees	152	208
Prepaid expenses	45	475
Other	0	500
Subtotal	9,188	34,872
Allowance for impairment of tax credits	(378)	(675)	$ (1,300)	$ 0
TOTAL	$ 8,810	$ 34,197